Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 355,684	₨ 289,943
Cash flows (net)		28,282	54,152
Other changes	[1]	(7,733)	11,589
Closing balance		376,233	355,684
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		343,536	269,327
Cash flows (net)		29,504	64,134
Other changes	[1]	(7,450)	10,075
Closing balance		365,590	343,536
Short term interest-bearing loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		12,148	20,616
Cash flows (net)		(1,222)	(9,982)
Other changes	[1]	(283)	1,514
Closing balance		₨ 10,643	₨ 12,148

[1]	Includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.